Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2010 Portfolio
September 30, 2021
VIPF2010-NPRT3-1121
1.822344.116
Domestic Equity Funds - 14.2%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	173,863	9,258,186
VIP Equity-Income Portfolio Initial Class (a)	360,850	9,674,397
VIP Growth & Income Portfolio Initial Class (a)	434,306	11,022,694
VIP Growth Portfolio Initial Class (a)	91,866	9,507,179
VIP Mid Cap Portfolio Initial Class (a)	59,929	2,678,820
VIP Value Portfolio Initial Class (a)	372,294	7,088,469
VIP Value Strategies Portfolio Initial Class (a)	209,551	3,457,599
TOTAL DOMESTIC EQUITY FUNDS (Cost $25,033,089)		52,687,344

International Equity Funds - 18.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	2,206,841	30,719,225
VIP Overseas Portfolio Initial Class (a)	1,326,426	38,333,725
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $42,684,019)		69,052,950

Bond Funds - 52.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	3,567,811	40,780,081
Fidelity International Bond Index Fund (a)	251,045	2,517,981
Fidelity Long-Term Treasury Bond Index Fund (a)	719,031	10,418,758
VIP High Income Portfolio Initial Class (a)	1,354,337	7,408,225
VIP Investment Grade Bond Portfolio Initial Class (a)	9,512,913	131,087,945
TOTAL BOND FUNDS (Cost $177,820,302)		192,212,990

Short-Term Funds - 15.1%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $55,895,048)	55,895,048	55,895,048

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $301,432,458)	369,848,332
NET OTHER ASSETS (LIABILITIES) - 0.0%	(71,372)
NET ASSETS - 100.0%	369,776,960

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	-	51,523	51,523	-	-	-	-	0.0%
Total	-	51,523	51,523	-	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	35,132,778	9,292,318	4,929,661	1,259	49,240	1,235,406	40,780,081
Fidelity International Bond Index Fund	-	2,540,676	8,798	-	(22)	(13,875)	2,517,981
Fidelity Long-Term Treasury Bond Index Fund	8,376,139	5,395,451	2,642,229	192,671	(189,097)	(521,506)	10,418,758
VIP Contrafund Portfolio Initial Class	9,707,849	1,956,437	3,415,474	473,885	771,768	237,606	9,258,186
VIP Emerging Markets Portfolio Initial Class	34,764,770	8,529,277	11,056,618	1,407,776	1,201,400	(2,719,604)	30,719,225
VIP Equity-Income Portfolio Initial Class	10,245,807	2,114,275	3,899,955	349,129	451,631	762,639	9,674,397
VIP Government Money Market Portfolio Initial Class 0.01%	59,231,528	9,789,738	13,126,218	4,487	-	-	55,895,048
VIP Growth & Income Portfolio Initial Class	11,670,164	2,424,048	4,603,913	364,307	762,501	769,894	11,022,694
VIP Growth Portfolio Initial Class	9,891,611	2,732,355	3,213,556	1,204,975	544,406	(447,637)	9,507,179
VIP High Income Portfolio Initial Class	7,267,154	950,704	1,034,435	61,600	132	224,670	7,408,225
VIP Investment Grade Bond Portfolio Initial Class	130,290,954	23,262,187	19,625,862	1,972,315	(191,086)	(2,648,248)	131,087,945
VIP Mid Cap Portfolio Initial Class	2,829,582	402,034	974,791	11,026	176,420	245,575	2,678,820
VIP Overseas Portfolio Initial Class	32,950,569	11,198,731	8,787,877	1,024,506	624,168	2,348,134	38,333,725
VIP Value Portfolio Initial Class	7,493,877	1,257,053	3,064,087	18,727	708,478	693,148	7,088,469
VIP Value Strategies Portfolio Initial Class	3,666,342	570,435	1,536,939	6,183	407,258	350,503	3,457,599
	363,519,124	82,415,719	81,920,413	7,092,846	5,317,197	516,705	369,848,332

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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